LOSS PER SHARE (Details 1) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Balance at the beginning of the year	264,495	262,917	259,581
The effect of private placement and rights offering	12,908	0	2,716
The effect of exercise of options into shares	262	1,192	245
Weighted average number of ordinary shares used in computation of basic loss per share	277,665	264,109	262,542